Federated Pennsylvania Municipal Income Fund
Portfolio of Investments
May 31, 2020 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—95.4%
	Pennsylvania—95.4%
$1,550,000	Allegheny County, PA Airport Authority (Pittsburgh International Airport), Airport Revenue Bonds (Series 2012A-1), (United States Treasury PRF 1/1/2022@100), 5.000%, 1/1/2024	$1,648,487
2,000,000	Allegheny County, PA Hospital Development Authority (Allegheny Health Network Obligated Group), Revenue Bonds (Series 2018A), 5.000%, 4/1/2047	2,238,020
1,000,000	Allegheny County, PA Sanitation Authority, Sewer Revenue Bonds (Series 2015), 5.000%, 12/1/2040	1,180,240
2,000,000	Allegheny County, PA Sanitation Authority, Sewer Revenue Bonds (Series 2015), 5.000%, 12/1/2045	2,352,420
1,000,000	Allegheny County, PA, UT GO Bonds (Series C-77), 5.000%, 11/1/2043	1,244,080
2,000,000	Allegheny County, PA, UT GO Refunding Bonds (Series C-76), 5.000%, 11/1/2041	2,420,740
2,250,000	Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.000%, 5/1/2035	2,345,828
600,000	Berks County, PA IDA (Highlands at Wyomissing), Healthcare Facilities Revenue Bonds (Series 2017A), 5.000%, 5/15/2047	586,092
1,000,000	Berks County, PA IDA (Highlands at Wyomissing), Healthcare Facilities Revenue Bonds (Series 2017C), 5.000%, 5/15/2042	992,070
2,000,000	Bethlehem, PA Authority (Bethlehem, PA), Guaranteed Water Revenue Bonds (Series 2014), (Build America Mutual Assurance INS), 5.000%, 11/15/2030	2,215,960
1,450,000	Bucks County, PA IDA (Pennswood Village), Revenue Bonds (Series 2018A), 5.000%, 10/1/2037	1,497,502
1,000,000	Canon McMillan, PA School District, General Obligation Bonds (Series 2017), (Assured Guaranty Municipal Corp. INS)/(Pennsylvania School District Intercept Program GTD), 5.000%, 12/1/2041	1,203,900
1,000,000	Capital Region Water, PA, Water Revenue Refunding Bonds (Series 2018), 5.000%, 7/15/2032	1,254,160
500,000	Centre County, PA Hospital Authority (Mount Nittany Medical Center), Hospital Revenue Bonds (Series 2016A), 5.000%, 11/15/2046	558,150
500,000	Centre County, PA Hospital Authority (Mount Nittany Medical Center), Hospital Revenue Bonds (Series 2018A), 5.000%, 11/15/2042	582,515
1,000,000	Chartiers Valley, PA School District, UT GO Bonds (Series 2015B), (Pennsylvania School District Intercept Program GTD), 5.000%, 10/15/2040	1,180,260
2,530,000	Cheltenham Twp, PA School District, LT GO Bonds (Series 2014), (Pennsylvania School District Intercept Program GTD), 5.000%, 2/15/2040	2,850,576
1,000,000	Chester County, PA HEFA (Main Line Health Systems), Revenue Bonds (Series 2017A), 5.000%, 10/1/2052	1,172,400
1,250,000	Chester County, PA IDA (Avon Grove Charter School ), Revenue Bonds (Series 2017A), (Original Issue Yield: 4.820%), 4.750%, 12/15/2037	1,296,750
2,000,000	Clairton Municipal Authority, PA, Sewer Revenue Bonds (Series 2012B), 5.000%, 12/1/2037	2,155,360
2,000,000	Commonwealth Financing Authority of PA (Commonwealth of Pennsylvania), Revenue Bonds (Series 2013B), (United States Treasury PRF 6/1/2022@100), 5.000%, 6/1/2036	2,187,460
3,000,000	Commonwealth Financing Authority of PA (Commonwealth of Pennsylvania), Tobacco Master Settlement Payment Revenue Bonds (Series 2018), (Original Issue Yield: 4.035%), (Assured Guaranty Municipal Corp. INS), 4.000%, 6/1/2039	3,264,270
2,000,000	Commonwealth of Pennsylvania, UT GO Bonds (2nd Series 2016), 5.000%, 9/15/2026	2,517,820
2,000,000	Commonwealth of Pennsylvania, UT GO Refunding Bonds (Series 2019), 5.000%, 7/15/2027	2,574,380
1,000,000	Commonwealth of Pennsylvania, UT GO Refunding Bonds (Series 2019), 5.000%, 7/15/2029	1,350,810
905,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.000%, 1/1/2038	920,629
1,000,000	Cumberland County, PA Municipal Authority (Dickinson College), Revenue Bonds (Series 2016), 5.000%, 5/1/2030	1,210,500
2,000,000	Cumberland County, PA Municipal Authority (Penn State Health Obligated Group), Revenue Bonds (Series 2019), 4.000%, 11/1/2044	2,169,160
2,500,000	Dauphin County, PA General Authority (Pinnacle Health System), Health System Revenue Bonds (Series 2012A), 5.000%, 6/1/2042	2,617,450
1,700,000	Delaware County, PA Authority (Haverford College), Revenue Bonds (Series 2017A), 5.000%, 10/1/2042	2,007,326
1,000,000	Delaware County, PA Authority (Villanova University), Revenue Bonds (Series 2015), 5.000%, 8/1/2045	1,115,290
1,000,000	Delaware County, PA IDA (Covanta Energy Corp.), Solid Waste Disposal Revenue Bonds (Series 2015), 5.000%, 7/1/2043	1,001,160
1,250,000	Delaware County, PA Regional Water Quality Control Authority, Sewer Revenue Bonds (Series 2015), 5.000%, 5/1/2040	1,469,225
1,750,000	Delaware River Joint Toll Bridge Commission, Revenue Bonds (Series 2017), 5.000%, 7/1/2042	2,138,430
1,130,000	Delaware River Port Authority Revenue (Delaware River Port Authority), Revenue Bonds (Series 2018A), 5.000%, 1/1/2033	1,404,748

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$250,000	Delaware River Port Authority Revenue (Delaware River Port Authority), Revenue Bonds (Series 2018A), 5.000%, 1/1/2038	$303,410
200,000	Delaware River Port Authority Revenue (Delaware River Port Authority), Revenue Bonds (Series 2018A), 5.000%, 1/1/2039	242,026
500,000	Delaware River Port Authority Revenue (Delaware River Port Authority), Revenue Bonds (Series 2018A), 5.000%, 1/1/2040	603,735
1,000,000	Erie, PA Water Authority, Water Revenue Bonds (Series 2016), 5.000%, 12/1/2043	1,202,920
2,260,000	Geisinger Authority, PA Health System (Geisinger Health System), Revenue Bonds (Series 2014A), 5.000%, 6/1/2041	2,504,351
1,215,000	Lancaster County, PA Hospital Authority (Lancaster General Hospital), Health System Revenue Bonds (Series 2012B), (United States Treasury PRF 1/1/2022@100), 5.000%, 7/1/2042	1,305,177
785,000	Lancaster County, PA Hospital Authority (Masonic Villages), Health Center Revenue Bonds (Series 2015), 5.000%, 11/1/2035	847,580
500,000	Lancaster County, PA Hospital Authority (St. Anne's Retirement Community, Inc.), Revenue Bonds (Series 2020), 5.000%, 3/1/2050	457,420
1,000,000	Lancaster County, PA Solid Waste Management Authority, Guaranteed Authority Bonds (Series 2013B), (Dauphin County, PA GTD), 5.000%, 12/15/2033	1,150,520
1,000,000	Lancaster, PA, UT GO Bonds (Series 2018), (Build America Mutual Assurance INS), 4.000%, 11/1/2043	1,129,080
500,000	Luzerne County, PA IDA (Luzerne County, PA), Guaranteed Lease Revenue Bonds (Series 2017), (Assured Guaranty Municipal Corp. INS), 5.000%, 12/15/2022	553,065
1,000,000	Luzerne County, PA, UT GO Guaranteed Bonds (Series 2017A), (Assured Guaranty Municipal Corp. INS), 5.000%, 12/15/2029	1,254,350
1,500,000	Montgomery County, PA Higher Education & Health Authority Hospital (Thomas Jefferson University), Revenue Refunding Bonds (Series 2019), 4.000%, 9/1/2049	1,568,010
2,000,000	Montgomery County, PA, UT GO (Series 2019A), 5.000%, 7/1/2039	2,594,760
1,000,000	Mount Lebanon, PA Hospital Authority (St. Clair Memorial Hospital), Hospital Revenue Bonds (Series 2018), 5.000%, 7/1/2038	1,222,040
750,000	Northampton County, PA General Purpose Authority (Lafayette College), College Refunding and Revenue Bonds (Series 2017), 5.000%, 11/1/2047	880,433
1,000,000	Northampton County, PA General Purpose Authority (St. Luke's University Health Network), Hospital Revenue Bonds (Series 2018A), (Original Issue Yield: 4.090%), 4.000%, 8/15/2048	1,070,990
1,000,000	Pennsylvania Economic Development Financing Authority (Amtrak), Exempt Facilities Revenue Bonds (Series 2012A), 5.000%, 11/1/2041	1,083,940
2,000,000	Pennsylvania Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.000%, 6/30/2042	2,117,960
2,000,000	Pennsylvania Economic Development Financing Authority, Junior Guaranteed Parking Revenue Bonds (Series 2013B-1), (Dauphin County, PA GTD), 6.000%, 7/1/2053	2,341,780
1,000,000	Pennsylvania EDFA (National Gypsum Co.), Exempt Facilities Refunding Revenue Bonds (Series 2014), 5.500%, 11/1/2044	1,003,830
1,500,000	Pennsylvania EDFA (UPMC Health System), Revenue Bonds (Series 2014A), 5.000%, 2/1/2045	1,624,530
1,000,000	Pennsylvania HFA, SFM Revenue Bonds (Series 2020-132A), 2.550%, 10/1/2041	999,670
2,000,000	Pennsylvania State Higher Education Facilities Authority (Temple University), Revenue Bonds (First Series of 2012), 5.000%, 4/1/2035	2,136,140
1,950,000	Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania Health System), Revenue Bonds (Series 2017A), 5.000%, 8/15/2042	2,290,899
1,000,000	Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania), Refunding Revenue Bonds (Series 2015A), (United States Treasury PRF 10/1/2025@100), 5.000%, 10/1/2036	1,242,960
500,000	Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania), Revenue Bonds (Series 2017A), 5.000%, 8/15/2046	594,665
2,440,000	Pennsylvania State Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds (Series 2011A), (Original Issue Yield: 5.550%), (United States Treasury PRF 12/1/2020@100), 5.500%, 12/1/2041	2,504,245
2,000,000	Pennsylvania State Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds (Series 2011A), (United States Treasury PRF 12/1/2020@100), 6.000%, 12/1/2036	2,057,420
1,000,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2011E), (United States Treasury PRF 12/1/2021@100), 5.000%, 12/1/2030	1,070,630
1,000,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2015B), 5.000%, 12/1/2045	1,127,920
2,000,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2018A), 5.000%, 12/1/2048	2,367,040
1,000,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2019A), 5.000%, 12/1/2044	1,178,200
1,000,000	Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2019A), (Assured Guaranty Municipal Corp. GTD), 4.000%, 12/1/2049	1,099,690
1,970,000	Pennsylvania State University, Revenue Bonds (Series 2017A), 5.000%, 9/1/2037	2,421,426

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$1,000,000		Pennsylvania State University, Revenue Bonds (Series 2018), 5.000%, 9/1/2035	$1,267,780
2,000,000		Philadelphia, PA Airport System, Refunding Revenue Bonds (Series 2017B), 5.000%, 7/1/2047	2,237,540
1,210,000		Philadelphia, PA Authority for Industrial Development (New Foundations Charter School), Revenue Bonds (Series 2012), (United States Treasury PRF 12/15/2022@100), 6.625%, 12/15/2041	1,397,538
1,410,000		Philadelphia, PA Authority for Industrial Development (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 7/1/2035	1,371,549
1,000,000		Philadelphia, PA Authority for Industrial Development (St. Joseph's University), University Refunding Revenue Bonds (Series 2020A), 4.000%, 11/1/2045	1,031,510
1,000,000		Philadelphia, PA Gas Works, 1998 General Ordinance-Fifteenth Series Revenue Refunding Bonds, 5.000%, 8/1/2042	1,150,550
2,000,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), Hospital Revenue Bonds (Series 2011D), 5.000%, 7/1/2028	2,081,060
1,040,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), Hospital Revenue Bonds (Series 2014A), 5.000%, 7/1/2042	1,155,450
1,000,000		Philadelphia, PA School District, LT GO Bonds (Series 2018B), (Pennsylvania School District Intercept Program GTD), 5.000%, 9/1/2043	1,193,660
1,000,000		Philadelphia, PA Water & Wastewater System, Revenue Bonds (Series 2019B), 5.000%, 11/1/2049	1,231,540
500,000		Philadelphia, PA, GO Bonds (Series 2019B), 5.000%, 2/1/2038	626,360
1,000,000		Philadelphia, PA, UT GO Bonds (Series 2017A), 5.000%, 8/1/2033	1,240,160
655,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, Parking System Revenue Bonds (Series 2017), 5.000%, 12/15/2037	788,456
1,000,000		Pittsburgh, PA Public Parking Authority, Parking System Revenue Refunding Bonds (Series 2015A), 5.000%, 12/1/2025	1,196,040
1,500,000		Pittsburgh, PA Water & Sewer Authority, Water and Sewer System First Lien Revenue Bonds (Series 2019A), (Assured Guaranty Municipal Corp. INS), 5.000%, 9/1/2044	1,875,315
2,000,000		Pittsburgh, PA, UT GO Bonds (Series 2012B), 5.000%, 9/1/2026	2,200,460
1,075,000		Reading Area Water Authority, PA, Water Revenue Bonds (Series 2011), (Original Issue Yield: 5.080%), (United States Treasury PRF 12/1/2021@100), 5.000%, 12/1/2031	1,150,927
1,500,000		Reading Area Water Authority, PA, Water Revenue Bonds (Series 2011), (Original Issue Yield: 5.270%), (United States Treasury PRF 12/1/2021@100), 5.250%, 12/1/2036	1,611,540
1,000,000		Scranton, PA School District, GO Bonds (Series 2017E), (Build America Mutual Assurance INS), 5.000%, 12/1/2035	1,223,780
1,140,000		Southcentral PA, General Authority (Wellspan Health Obligated Group), Revenue Bonds (Series 2014A), 5.000%, 6/1/2026	1,310,077
1,000,000		Southeastern, PA Transportation Authority, Capital Grant Receipts Bonds (Series 2011), (United States Treasury PRF 6/1/2021@100), 5.000%, 6/1/2028	1,046,560
1,750,000		St. Mary Hospital Authority, PA (Trinity Healthcare Credit Group), Revenue Refunding Bonds (Remarket 1/9/18), 5.000%, 11/15/2028	2,202,865
1,000,000		Swarthmore Boro Authority PA (Swarthmore College), Revenue Bonds (Series 2018), 5.000%, 9/15/2048	1,254,250
1,000,000		Union County, PA Higher Educational Facilities Financing Authority (Bucknell University), University Revenue Bonds (Series 2015B), 5.000%, 4/1/2032	1,163,750
1,000,000		West View, PA Municipal Authority Water Revenue, Revenue Bonds (Series 2014), (United States Treasury PRF 11/15/2024@100), 5.000%, 11/15/2039	1,208,230
1,685,000		Wilkes-Barre, PA Finance Authority (University of Scranton), Revenue Bonds (Series 2015A), 5.000%, 11/1/2033	1,763,926
825,000		Wilkes-Barre, PA Finance Authority (University of Scranton), Revenue Bonds (Series 2015A), 5.000%, 11/1/2034	860,739
2,895,000		York County, PA, UT GO Bonds (Series 2013), 5.000%, 6/1/2037	3,264,055
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $139,707,048)	147,182,647
	[1]	SHORT-TERM MUNICIPALS—4.2%
		Pennsylvania—4.2%
200,000		Bucks County, PA IDA (Grand View Hospital), (Series A of 2008) Weekly VRDNs, (TD Bank, N.A. LOC), 0.120%, 6/4/2020	200,000
850,000		Geisinger Authority, PA Health System (Geisinger Health System), (Series 2013A) Daily VRDNs, (TD Bank, N.A. LIQ), 0.060%, 6/1/2020	850,000
200,000		Lancaster County, PA Hospital Authority (Masonic Villages), (Series D of 2008) Daily VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.110%, 6/1/2020	200,000
1,000,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), (Series 2002-A) Daily VRDNs, (Wells Fargo Bank, N.A. LIQ), 0.060%, 6/1/2020	1,000,000
2,650,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), (Series 2002-B) Daily VRDNs, (Wells Fargo Bank, N.A. LIQ), 0.060%, 6/1/2020	2,650,000
400,000		Philadelphia, PA, (Series 2009B) Weekly VRDNs, (Barclays Bank plc LOC), 0.130%, 6/4/2020	400,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Pennsylvania—continued
$1,100,000		Southcentral PA, General Authority (Wellspan Health Obligated Group), (Series 2019E) Daily VRDNs, (U.S. Bank, N.A. LIQ), 0.060%, 6/1/2020	$1,100,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $6,400,000)	6,400,000
		TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $146,107,048)	153,582,647
		OTHER ASSETS AND LIABILITIES - NET—0.4%[2]	675,064
		TOTAL NET ASSETS—100%	$154,257,711
Securities that are subject to the federal alternative minimum tax (AMT) represent 5.8% of the Fund's portfolio as calculated based upon total market value.
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of May 31, 2020, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
EDFA	—Economic Development Finance Authority
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PRF	—Pre-refunded
SFM	—Single Family Mortgage
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes